Shareholders' Capital - Additional Information (Details) CAD in Thousands		12 Months Ended
	Dec. 12, 2016 CAD shares	Dec. 31, 2017 CAD vote shares	Dec. 31, 2016 CAD shares
Disclosure of classes of share capital [line items]
Number of votes per share | vote		1
Proceeds from issuance of common shares			CAD 115,014
Issuance of common shares, net of issuance costs	CAD 109,900	CAD 0	109,939
Issuance costs, net of tax			CAD 3,706
Shareholders’ capital
Disclosure of classes of share capital [line items]
Issuance of common shares (in shares) | shares	21,907,500		21,908,000
Proceeds from issuance of common shares	CAD 115,000		CAD 115,014
Issuance costs, before tax	5,100
Issuance costs, net of tax	CAD 3,700	CAD 0	CAD 3,706
Preferred shares
Disclosure of classes of share capital [line items]
Authorized capital (in shares) | shares		10,000,000
Number of shares issued (in shares) | shares		0